Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-3572 - PremierSolutions State of Connecticut
HV-3573 - PremierSolutions Chicago Public Schools
HV-3574 - PremierSolutions Standard
HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
HV-5244 - PremierSolutions Standard (Series II)
HV-5776 - PremierSolutions Cornerstone
HV-5795 - PremierSolutions Standard (Series A)
HV-6775 - PremierSolutions Cornerstone (Series II)
HV-7969 - State of Iowa Retirement Investors Club 403(b)

Supplement dated November 9, 2026 to Prospectuses dated May 1, 2026

This Supplement is to update expense information for certain funds, as applicable, in the above-referenced product Prospectuses.

HV-3572 (PremierSolutions State of Connecticut)

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford MidCap HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford Small Company HLS Fund - Class IA is updated to 0.81%
•Current expense for Hartford Stock HLS Fund - Class IA is updated to 0.52%
•Current expense for Hartford Total Return Bond HLS Fund - Class IA is updated to 0.51%

HV-3573 (PremierSolutions Chicago Public Schools)

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford International Opportunities HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford MidCap HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford Stock HLS Fund - Class IA is updated to 0.52%
•Current expense for Hartford Total Return Bond HLS Fund - Class IA is updated to 0.51%

2026-PROSUPP-63

HV-3574 (PremierSolutions Standard)

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford Healthcare HLS Fund - Class IA is updated to 0.94%
•Current expense for Hartford MidCap HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford Small Company HLS Fund - Class IA is updated to 0.81%
•Current expense for Hartford Stock HLS Fund - Class IA is updated to 0.52%
•Current expense for Hartford Total Return Bond HLS Fund - Class IA is updated to 0.51%

HV-4899 (PremierSolutions New Jersey Institutions of Higher Education)

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford MidCap HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford Small Company HLS Fund - Class IA is updated to 0.81%
•Current expense for Hartford Total Return Bond HLS Fund - Class IA is updated to 0.51%

HV-5244 (PremierSolutions Standard (Series II))

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford International Opportunities HLS Fund - Class IA is updated to 0.76%
•Current expense for Hartford Small Cap Growth HLS Fund - Class IA is updated to 0.66%
•Current expense for Hartford Total Return Bond HLS Fund - Class IA is updated to 0.51%

HV-5776 (PremierSolutions Cornerstone) and HV-6775 (PremierSolutions Cornerstone (Series II))

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford International Opportunities HLS Fund - Class IB is updated to 1.01%
•Current expense for Hartford Small Company HLS Fund - Class IB is updated to 1.06%
•Current expense for Hartford Stock HLS Fund - Class IB is updated to 0.77%
•Current expense for Hartford Total Return Bond HLS Fund - Class IB is updated to 0.76%

HV-5795 (PremierSolutions Standard (Series A))

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford Healthcare HLS Fund - Class IB is updated to 1.19%
•Current expense for Hartford Small Cap Growth HLS Fund - Class IB is updated to 0.91%
2026-PROSUPP-63

•Current expense for Hartford Small Company HLS Fund - Class IB is updated to 1.06%
•Current expense for Hartford Total Return Bond HLS Fund - Class IB is updated to 0.76%

HV-7969 (State of Iowa Retirement Investors Club 403(b))

Effective immediately, in the table of funds in the “Appendix A – General Account Options and Underlying Funds” section, the Current Expenses for the following are hereby updated:

•Current expense for Hartford Total Return Bond HLS Fund - Class IA is updated to 0.51%

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-63